Income Taxes	Nov. 18, 2019
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 5. INCOME TAXES
Judgment and the use of estimates are required in developing the provision for income taxes and reporting of tax-related
assets and liabilities. The interpretation of tax laws involves uncertainty, since tax authorities may interpret the laws differently. The Companies are routinely audited by federal and state tax authorities. Ultimate resolution of income tax matters may result in favorable or unfavorable impacts to net income and cash flows, and adjustments to tax-related
assets and liabilities could be material.
The 2017 Tax Reform Act included a broad range of tax reform provisions affecting the Companies as discussed in Note 2. The 2017 Tax Reform Act reduced the corporate income tax rate from 35% to 21% for tax years beginning after December 31, 2017. At the date of enactment, deferred tax assets and liabilities were remeasured based upon the new 21% enacted tax rate expected to apply when temporary differences are realized or settled. The specific provisions related to regulated public utilities in the 2017 Tax Reform Act generally allow for the continued deductibility of interest expense, changed the tax depreciation of certain property acquired after September 27, 2017, and continued certain rate normalization requirements for accelerated depreciation benefits.
As indicated in Note 2, certain of the Companies’ operations, including accounting for income taxes, are subject to regulatory accounting treatment. For regulated operations, many of the changes in deferred taxes represent amounts probable of collection from or refund to customers, and were recorded as either an increase to a regulatory asset or liability. The 2017 Tax Reform Act included provisions that stipulate how these excess deferred taxes may be passed back to customers for certain accelerated tax depreciation benefits. Potential refunds of other deferred taxes may be determined by our regulators. See Note 13 for more information.
The Companies have accounted for the effects of the 2017 Tax Reform Act, although changes could occur as additional guidance is issued and finalized. In addition, certain states in which the Companies operate may or may not conform to some or all of the provisions of the 2017 Tax Reform Act. Ultimate resolution or clarification of these matters may result in favorable or unfavorable impacts to net income, cash flows, and tax-related
assets and liabilities and could be material. The changes in deferred taxes resulting from the 2017 Tax Reform Act, and the Companies’ interpretations of proposed regulations issued in 2018, were recorded as either an increase to a regulatory liability or as an adjustment to the deferred tax provision.
Continuing Operations
Details of income tax expense for continuing operations including noncontrolling interests were as follows:

	Dominion Energy			Virginia Power			Dominion Energy Gas

Year Ended December 31,	2018	2017	2016	2018	2017	2016	2018	2017	2016

(millions)
Current:
Federal	$(45)	$(1)	$(155)	$36	$432	$168	$(227)	$75	$176
State	108	(26)	85	40	73	90	31	13	32

Total current expense (benefit)	63	(27)	(70)	76	505	258	(196)	88	208

Deferred:
Federal
2017 Tax Reform Act impact (1)	46	(851)	—	21	(93)	—	(6)	(246)	—
Taxes before operating loss carryforwards and investment tax credits	436	739	1,050	199	319	435	343	88	7
Tax utilization expense (benefit) of operating loss carryforwards	92	174	(161)	—	4	(2)	—	—	—
Investment tax credits	(56)	(200)	(248)	(51)	(23)	(25)	—	—	—
State	(1)	132	50	55	59	27	(17)	5	(18)

Total deferred expense (benefit)	517	(6)	691	224	266	435	320	(153)	(11)
Investment tax credit-gross deferral	2	5	35	2	5	35	—	—	—
Investment tax credit-amortization	(2)	(2)	(1)	(2)	(2)	(1)	—	—	—

Total income tax expense (benefit)	$580	$(30)	$655	$300	$774	$727	$124	$(65)	$197

(1)
The 2017 Tax Reform Act impact includes an expense of $8 million for the year ended December 31, 2018 and a benefit of $93 million for the year ended December 31, 2017 arising from discontinued operations.

The 2017 Tax Reform Act reduced the statutory federal income tax rate to 21% beginning in January 2018. Accordingly, current income taxes, and deferred income taxes that originate in 2018, are recorded at the new 21% rate. Dominion Energy had less than $1 million of state deferred income tax expense as a result of the reversal of deferred taxes upon the sale of its interest in Blue Racer and Fairless and Manchester. Dominion Energy’s current federal income taxes primarily include the recognition of a $47 million benefit related to a carryback claim for specified liability losses involving prior tax years.
The accounting for the reduction in the corporate income tax rate decreased deferred income tax expense by $851 million at Dominion Energy, $93 million at Virginia Power, and $246 million for Dominion Energy Gas for the year ending December 31, 2017. The decrease in deferred income taxes at Dominion Energy primarily relates to the remeasurement of deferred taxes on merchant operations and includes the effects at Virginia Power and Dominion Energy Gas. Virginia Power and Dominion Energy Gas have certain regulatory assets and liabilities that have not yet been charged or returned to customers through rates, or on which they do not earn a return, including unrecognized pension and other postretirement benefits. The remeasurement of the deferred taxes on these regulatory balances was charged to continuing operations in 2017. For ratemaking purposes, Dominion Energy Gas’ subsidiary DETI follows the cash method on pension contributions. Deferred taxes recorded on pension balances as required by GAAP are not included as a component of rates and therefore the remeasurement of these deferred taxes were charged to continuing operations in 2017.
In 2016, Dominion Energy realized a taxable gain resulting from the contribution of Dominion Energy Questar Pipeline to Dominion Energy Midstream. The contribution and related transactions resulted in increases in the tax basis of Dominion Energy Questar Pipeline’s assets and the number of Dominion Energy Midstream’s common and convertible preferred units held by noncontrolling interests. The direct tax effects of the transactions included a provision for current income taxes ($212 million) and an offsetting benefit for deferred income taxes ($96 million) and were charged to common shareholders’ equity. The federal tax liability was reduced by $129 million of tax credits generated in 2016 that otherwise would have resulted in additional credit carryforwards and a $17 million benefit provided by the domestic production activities deduction. These benefits, as indirect effects of the contribution transaction, were reflected in Dominion Energy’s 2016 current federal income tax expense.
Discontinued Operations
Tax expense reported in discontinued operations for the years ended December 31, 2018, 2017 and 2016 at Dominion Energy Gas was
 less than
$1 million, $91 million and $80 million, respectively. Tax expense for discontinued operations included benefits of utilizing an immaterial amount
 of
operating loss carryforwards in 2018 and
$5 million in
2017,
as well as
an expense of $2 million in 2016
.
For continuing operations including noncontrolling interests, the statutory U.S. federal income tax rate reconciles to the Companies’ effective income tax rate as follows
:

	Dominion Energy			Virginia Power			Dominion Energy Gas

Year Ended December 31,	2018	2017	2016	2018	2017	2016	2018		2017		2016

U.S. statutory rate	21.0%	35.0%	35.0%	21.0%	35.0%	35.0%	21.0%		35.0%		35.0%
Increases (reductions) resulting from:
State taxes, net of federal benefit	3.0	2.0	2.4	4.7	3.7	3.8	3.2		2.6		2.0
Investment tax credits	(1.9)	(6.3)	(11.7)	(3.5)	(0.8)	—	—		—		—
Production tax credits	(0.7)	(0.7)	(0.8)	(0.7)	(0.4)	(0.5)	—		—		—
Valuation allowances	0.3	0.2	1.2	—	—	0.1	—		0.3		—
Reversal of excess deferred income taxes	(2.0)	—	—	(3.2)	—	—	(0.6)		—		—
Federal legislative change	1.5	(27.5)	—	1.3	(4.0)	—	(0.5)		(41.0)		—
State legislative change	(0.6)	—	(0.6)	—	—	—	(2.0)		(0.7)		—
AFUDC—equity	(0.8)	(1.4)	(0.6)	(0.5)	(0.6)	(0.6)	(0.3)		(0.9)		(0.2)
Employee stock ownership plan deduction	(0.4)	(0.6)	(0.6)	—	—	—	—		—		—
Other, net	(0.9)	(1.7)	(1.4)	(0.1)	0.6	(0.4)	(4.4	) (1)	(6.0	) (1)	(5.2	) (1)
Effective tax rate	18.5%	(1.0)%	22.9%	19.0%	33.5%	37.4%	16.4%		(10.7	) %	31.6%

(1)	Includes (4.6)%, (6.7)% and (6.0)% relating to the absence of tax on noncontrolling interest in 2018, 2017 and 2016, respectively.
For the Companies’ rate-regulated entities, deferred taxes will reverse at the weighted average rate used to originate the deferred tax liability, which in some cases will be 35%. The Companies have recorded an estimate of the portion of excess deferred income tax amortization in 2018, and changes in estimates of amounts probable of collection from or return to customers. The reversal of these excess deferred income taxes will impact the effective tax rate, and may ultimately impact rates charged to customers. As described in Note 13 to the Consolidated Financial Statements, the Companies decreased revenue and increased regulatory liabilities to offset these deferred tax impacts in accordance with applicable regulatory commission orders or formula rate mechanisms.
In 2018, the Companies applied the provisions of recently proposed regulations addressing the availability of federal bonus depreciation for the period beginning after September 27, 2017 through December 31, 2017. The application of these changes increased Dominion Energy’s 2017 net operating loss carryforward, the benefit of which will be recognized at the 21% rate. As a result, Dominion Energy’s effective tax rate reflects a $
23
 million increase to deferred income tax expense associated with the remeasurement of this deferred tax asset. The application of these proposed regulations at Dominion Energy Gas had no impact on income tax expense as the changes in, and remeasurement of, deferred tax liabilities increased regulatory liabilities by $35 million, of which $23 million is reflected in noncurrent liabilities of discontinued operations on the Consolidated Balance Sheets. The effects of these changes at Virginia Power were immaterial. These amounts and adjustments represent the Companies’ best estimate based on available information, and could be subject to change based on additional guidance in yet to be finalized regulations. In addition, changes in estimates of amounts probable of return to or collection from customers increased deferred income tax expense at Virginia Power by $23 million and increased regulatory liabilities by $31 million. At Dominion Energy Gas similar changes in estimates decreased income tax expense by $5 million and regulatory liabilities by $8 million. In Dominion Energy Gas’ discontinued operations
,
similar changes in estimates increased income tax expense by $8 million, which is reflected in income tax expense from continuing operations in the Consolidated Statements of Income, and regulatory liabilities $10 million, which are reflected in noncurrent liabilities of discontinued operations on the Consolidated Balance Sheets. These changes also impacted Dominion Energy. In addition, Dominion Energy and Dominion Energy Gas’ effective tax rates reflect the impacts of a state legislative change enacted in the second quarter of 2018 that was retroactive to January 1, 2018.
In 2017, the Companies’ effective tax rates reflect the net benefit of remeasurement of deferred taxes resulting from the lower corporate income tax rate promulgated by the 2017 Tax Reform Act, and the completion of audits by state tax authorities that resulted in the recognition of previously unrecognized tax benefits. At December 31, 2016, Virginia Power’s unrecognized tax benefits included state refund claims for open tax years through 2011. Management believed settlement of the claims, including interest thereon, within the next twelve months was remote. In June 2017, Virginia Power received and accepted a cash offer to settle the refund claims. As a result of the settlement, Virginia Power decreased its unrecognized tax benefits by $8 million, and recognized a $2 million tax benefit, which impacted its effective tax rate. Also in connection with this settlement, Virginia Power realized interest income of $11 million, which is reflected in other income in the Consolidated Statements of Income
.
In 2016, Dominion Energy’s effective tax rate reflects a valuation allowance on a state credit not expected to be utilized by a Dominion Energy subsidiary which files a separate state return
.
The Companies’ deferred income taxes consist of the following:

	Dominion Energy		Virginia Power		Dominion Energy Gas
At December 31,	2018	2017	2018	2017	2018	2017
(millions)
Deferred income taxes:
Total deferred income tax assets	$2,748	$2,686	$1,054	$923	$296	$293
Total deferred income tax liabilities	7,813	7,158	4,020	3,600	1,626	1,299

Total net deferred income tax liabilities	$5,065	$4,472	$2,966	$2,677	$1,330	$1,006

Total deferred income taxes:
Plant and equipment, primarily depreciation method and basis differences	$4,933	$5,056	$3,367	$2,969	$671	$645
Excess deferred income taxes	(993)	(1,050)	(678)	(687)	(156)	(155)
Nuclear decommissioning	815	829	273	260	—	—
Deferred state income taxes	626	834	284	378	203	258
Federal benefit of deferred state income taxes	(132)	(175)	(60)	(79)	(43)	(51)
Deferred fuel, purchased energy and gas costs	60	1	59	(3)	(1)	-
Pension benefits	81	141	(132)	(104)	134	139
Other postretirement benefits	(5)	(51)	55	44	(3)	(3)
Loss and credit carryforwards	(1,546)	(1,536)	(183)	(111)	(5)	(5)
Valuation allowances	158	146	5	5	6	4
Partnership basis differences	1,135	473	—	—	570	220
Other	(67)	(196)	(24)	5	(46)	(46)

Total net deferred income tax liabilities	$5,065	$4,472	$2,966	$2,677	$1,330	$1,006
Deferred Investment Tax Credits – Regulated Operations	51	51	51	51	—	—

Total Deferred Taxes and Deferred Investment Tax Credits	$5,116	$4,523	$3,017	$2,728	$1,330	$1,006

The most significant impact reflected for the 2017 Tax Reform Act is the adjustment of the net accumulated deferred income tax liability for the reduction in the corporate income tax rate to 21%. In addition to amounts recognized in deferred income tax expense, the impacts of the 2017 Tax Reform Act decreased the accumulated deferred income tax liability by $3.1 billion at Dominion Energy, $1.9 billion at Virginia Power and $0.8 billion at Dominion Energy Gas at December 31, 2017, of which $0.4 billion is reflected in noncurrent liabilities of discontinued operations on the Consolidated Balance Sheets. At Dominion Energy, the December 31, 2017 balance sheet reflected the impact of the 2017 Tax Reform Act on our regulatory liabilities which increased our regulatory liabilities by $4.2 billion, and created a corresponding deferred tax asset of $1.1 billion. At Virginia Power, our regulatory liabilities increased $2.6 billion, and created a deferred tax asset of $0.7 billion. At Dominion Energy Gas, regulatory liabilities increased $1.1 billion, of which $0.5
b
illion is reflected in noncurrent liabilities of discontinued operations on the Consolidated Balance Sheets and created a deferred tax asset of $0.3
b
illion, of which $0.1
b
illion is reflected in noncurrent liabilities of discontinued operations on the Consolidated Balance Sheets. These adjustments had no impact on 2017 cash flows.
At December 31, 2018, Dominion Energy had the following deductible loss and credit carryforwards:

	Deductible	Deferred	Valuation	Expiration

	Amount	Tax Asset	Allowance	Period
(millions)
Federal losses	$120	$25	$—	2034
Federal investment credits	—	1,007	—	2033-2038
Federal production credits	—	150	—	2031-2038
Other federal credits	—	62	—	2031-2038
State losses	1,126	73	(61)	2019-2038
State minimum tax credits	—	122	—	No expiration
State investment and other credits	—	107	(90)	2019-2025

Total	$1,246	$1,546	$(151)

At December 31, 2018, Virginia Power had the following deductible loss and credit carryforwards:

	Deductible	Deferred	Valuation	Expiration

	Amount	Tax Asset	Allowance	Period
(millions)
Federal losses	$1	$—	$—	2034
Federal investment credits	—	113	—	2034-2038
Federal production and other credits	—	61	—	2031-2038
State investment credits	—	9	(5)	2024

Total	$1	$183	$(5)

At December 31, 2018, Dominion Energy Gas had the following deductible loss and credit carryforwards:

	Deductible	Deferred	Valuation	Expiration

	Amount	Tax Asset	Allowance	Period
(millions)
Federal losses	$1	$—	$—	2034
State losses (1)	62	3	(3)	2021

Total	$63	$3	$(3)

(1)
Discontinued operations includes $53 million of deductible loss carryforwards which expire between 2036 and 2038, and are reflected as a deferred tax asset with an offsetting valuation allowance of $5 million.

A reconciliation of changes in the Companies’ unrecognized tax benefits follows:

	Dominion Energy			Virginia Power			Dominion Energy Gas
	2018	2017	2016	2018	2017	2016	2018	2017	2016
(millions)
Balance at January 1	$38	$64	$103	$4	$13	$12	$2	$9	$31
Increases-prior period positions	10	1	9	—	—	4	—	—	1
Decreases-prior period positions	—	(9)	(44)	—	(1)	(3)	—	—	(19)
Increases-current period positions	10	5	6	—	—	—	—	—	—
Settlements with tax authorities	(6)	(23)	(8)	(1)	(8)	—	—	(7)	(4)
Expiration of statutes of limitations	(8)	—	(2)	(1)	—	—	—	—	—

Balance at December 31	$44	$38	$64	$2	$4	$13	$2	$2	$9

Certain unrecognized tax benefits, or portions thereof, if recognized, would affect the effective tax rate. Changes in these unrecognized tax benefits may result from remeasurement of amounts expected to be realized, settlements with tax authorities and expiration of statutes of limitations. For Dominion Energy and its subsidiaries, these unrecognized tax benefits were $37 million, $31 million and $45 million at December 31, 2018, 2017 and 2016, respectively. For Dominion Energy, the change in these unrecognized tax benefits increased income tax expense by $
5
 million in
2018
and decreased income tax expense by $
9
 million and $
18
 million in
2017
and
2016
respectively. For Virginia Power, these unrecognized tax benefits were $
2
 million, $
3
 million, and $
9
 million at December
31
,
2018
,
2017
and
2016
, respectively. For Virginia Power, the change in these unrecognized tax benefits decreased income tax expense by $
2
 million and $
6
 million in
2018
and
2017
, respectively, and increased income tax expense by $
1
 million in
2016
. For Dominion Energy Gas, these unrecognized tax benefits were $
2
 million, at December
31
,
2018
and
2017
, and $
9
 million at December
31
,
2016
. For Dominion Energy Gas, the change in these unrecognized tax benefits decreased income tax expense by less than $
1
 million, $
5
 million, and $
11
 million in
2018
,
2017
, and
2016
, respectively.
Dominion Energy participates in the IRS Compliance Assurance Process which provides the opportunity to resolve complex tax matters with the IRS before filing its federal income tax returns, thus achieving certainty for such tax return filing positions agreed to by the IRS. In 2018, Dominion Energy submitted carryback claims for specified liability losses involving prior tax years. These claims will be subject to IRS examination. With the exception of these claims, the IRS has completed its audit of tax years through 2017. The statute of limitations has not yet expired for tax years after 2012. Although Dominion Energy has not received a final letter indicating no changes to its taxable income for tax year 2017, no material adjustments are expected. The IRS examination of tax year 2018 is ongoing.
It is reasonably possible that settlement negotiations and expiration of statutes of limitations could result in a decrease in unrecognized tax benefits in 2019 by up to $18 million for Dominion Energy and less than $1 million for Virginia Power and Dominion Energy Gas. If such changes were to occur, other than revisions of the accrual for interest on tax underpayments and overpayments, earnings could increase by up to $17 million for Dominion Energy and less than $1 million for Virginia Power and Dominion Energy Gas.
Otherwise, with regard to 2018 and prior years, Dominion Energy, Virginia Power and Dominion Energy Gas cannot estimate the range of reasonably possible changes to unrecognized tax benefits that may occur in 2019.
For each of the major states in which Dominion Energy operates, the earliest tax year remaining open for examination is as follows:

State	Earliest Open Tax Year
Pennsylvania (1)	2012
Connecticut	2015
Virginia (2)	2015
West Virginia (1)	2015
New York (1)	2011
Utah (1)	2015

(1)	Considered a major state for Dominion Energy Gas’ operations.
(2)	Considered a major state for Virginia Power’s operations.
The Companies are also obligated to report adjustments resulting from IRS settlements to state tax authorities. In addition, if Dominion Energy utilizes operating losses or tax credits generated in years for which the statute of limitations has expired, such amounts are generally subject to examination.